Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)
Disclosure of unconsolidated structured entities [line items]
– trading assets	$ 287,995	$ 235,125
– financial assets designated at fair value	29,464	24,756
– loans and advances to banks	90,393	88,126
– loans and advances to customers	962,964	861,504	$ 924,454
– financial investments	13,128	15,406
– other liabilities	$ 21,202	$ 19,483
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	86	103
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,000	$ 2,400
– trading assets	0	0
– financial assets designated at fair value	0	0
– loans and advances to banks	0	0
– loans and advances to customers	4,000	2,400
– financial investments	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off balance sheet commitments	0	0
HSBC's maximum exposure	$ 4,000	$ 2,400
Securitisations | 0 – 500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	78	93
Securitisations | 500 – 2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	6	10
Securitisations | 2,000 – 5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000 – 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	0
Securitisations | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	406	448
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 9,100	$ 7,100
– trading assets	200	400
– financial assets designated at fair value	8,000	5,900
– loans and advances to banks	0	0
– loans and advances to customers	0	0
– financial investments	900	800
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off balance sheet commitments	100	0
HSBC's maximum exposure	$ 9,200	$ 7,100
HSBC managed funds | 0 – 500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	321	374
HSBC managed funds | 500 – 2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	56	43
HSBC managed funds | 2,000 – 5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	17	22
HSBC managed funds | 5,000 – 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	10	8
HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	1
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,858	1,865
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 9,300	$ 8,300
– trading assets	200	100
– financial assets designated at fair value	8,300	7,500
– loans and advances to banks	0	0
– loans and advances to customers	0	0
– financial investments	800	700
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off balance sheet commitments	2,200	2,700
HSBC's maximum exposure	$ 11,500	$ 11,000
Non-HSBC managed funds | 0 – 500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	930	1,104
Non-HSBC managed funds | 500 – 2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	578	498
Non-HSBC managed funds | 2,000 – 5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	235	187
Non-HSBC managed funds | 5,000 – 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	104	72
Non-HSBC managed funds | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	11	4
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	214	105
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 4,100	$ 6,200
– trading assets	2,400	2,100
– financial assets designated at fair value	0	0
– loans and advances to banks	100	400
– loans and advances to customers	1,100	3,200
– financial investments	100	200
– other assets	400	300
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	200
– other liabilities	300	200
Other off balance sheet commitments	300	100
HSBC's maximum exposure	$ 4,400	$ 6,300
Other | 0 – 500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	210	95
Other | 500 – 2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3	5
Other | 2,000 – 5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	2
Other | 5,000 – 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	2
Other | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	1
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,564	2,521
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 26,500	$ 24,000
– trading assets	2,800	2,600
– financial assets designated at fair value	16,300	13,400
– loans and advances to banks	100	400
– loans and advances to customers	5,100	5,600
– financial investments	1,800	1,700
– other assets	400	300
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	300	200
– other liabilities	300	200
Other off balance sheet commitments	2,600	2,800
HSBC's maximum exposure	$ 29,100	$ 26,800
Total | 0 – 500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,539	1,666
Total | 500 – 2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	643	556
Total | 2,000 – 5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	252	211
Total | 5,000 – 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	117	82
Total | Over 25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	13	6